Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 2,259
2023
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,879
2024
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	190
2025
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	0
2026
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	0
Thereafter
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 0